Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (24,513,476)	$ (7,404,818)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(11,342,944)	3,110,067
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(6,421,675)	(306,750)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,622,608)	(6,975,535)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	12,086,851	34,897,915
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,151,520)	(2,545,590)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(9,610,253)	324,021
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(839,594)	1,354,132
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,784,145)	(23,638,126)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (13,170,532)	$ (10,514,885)